STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended September 30, 2022:

	Number of Options	Weighted Average Exercise Price ($)
Outstanding at December 31, 2021	23,628,962	0.05
Granted	98,900,380	0.021
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2022	122,529,342	0.026
Number of options exercisable at September 30, 2022	21,855,875	0.05

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	521,065	0.0011
Granted	-	-
Exercised	-	-
Forfeited or expired	(474,303)	0.0011
Outstanding at December 31, 2020	46,762	0.0011
Granted	23,582,200	0.05
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	23,628,962	0.05
Number of options exercisable at December 31, 2021	15,672,670	0.05

SCHEDULE OF STOCK OPTIONS OUTSTANDING

The stock options outstanding as of September 30, 2022, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of September 30, 2022
0.0011	46,762		46,762
0.02	42,415,560	2.86	-
0.022	47,128,400	2.86	-
0.05	23,582,200	0.42	21,225,780
0.05	9,356,420	4.67	583,333
	122,529,342	2.53	21,855,875

SCHEDULE OF ACCELERATED AND UNVESTED OPTIONS

Director/Officer	Number of Options
Ora Elharar Soffer (Chairperson, CEO)	47,128,400
Ilanit Halperin (Director, CFO)	18,851,360
Ilan Ben Ishay (Director)	18,851,360
Doron Birger (Director)	2,356,420
David Kretzmer (Director)	2,356,420

SCHEDULE OF STOCK OPTIONS VALUATION METHOD

In determining the fair value of the options granted, the Company used the Black-Scholes option valuation method, with the following assumptions:

Dividend yield (%)	0%
Risk-free interest rate (%)	0.07% - 3.20%
Expected term (years)	5-7
Volatility	164.84% - 174.46%
Share price (U.S. dollars)	0.015 - 0.020
Exercise price (U.S. dollars)	0.02 – 0.05